Schedule of investments
Macquarie Small Cap Core Fund	February 28, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.10%
Basic Materials — 5.29%
Arcosa	504,359	$ 42,305,633
Boise Cascade	677,573	70,237,217
Kaiser Aluminum	721,779	51,073,082
Minerals Technologies	1,261,934	86,745,343
Quaker Chemical	293,191	40,759,413
Tecnoglass	859,574	63,316,221
Worthington Enterprises	701,898	29,472,697
		383,909,606
Business Services — 4.46%
ABM Industries	1,369,719	74,416,833
ASGN †	930,839	62,719,932
Casella Waste Systems Class A †	814,821	91,276,249
First Advantage †	1,525,918	22,827,733
FTAI Aviation	343,689	44,236,211
Montrose Environmental Group †	1,467,942	28,522,113
		323,999,071
Capital Goods — 11.63%
Alamo Group	207,970	36,390,590
Ameresco Class A †	1,141,831	13,473,606
Applied Industrial Technologies	506,061	126,808,765
Atkore	272,480	16,757,520
Chart Industries †	426,902	81,346,176
Columbus McKinnon <<	1,646,696	28,701,911
Construction Partners Class A †	914,636	66,365,988
ESCO Technologies	404,278	66,657,357
Federal Signal	1,214,893	98,746,503
H&E Equipment Services	496,422	47,606,870
Kadant	231,639	86,744,173
Modine Manufacturing †	481,644	40,727,817
MYR Group †	560,764	68,816,958
Zurn Elkay Water Solutions	1,830,186	64,843,490
		843,987,724
Consumer Discretionary — 4.20%
Kontoor Brands	922,340	59,988,994
Malibu Boats Class A †	764,059	25,504,289
Sonic Automotive Class A	621,649	42,371,596
Steven Madden	2,382,856	78,133,848
Urban Outfitters †	1,086,689	63,234,433
Warby Parker Class A †	1,444,673	35,726,763
		304,959,923
NQ- 480 [0225] 0425 (4371902)    1

Schedule of investments
Macquarie Small Cap Core Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Services — 1.65%
Brinker International †	468,736	$ 77,261,755
OneSpaWorld Holdings	2,229,793	42,544,450
		119,806,205
Consumer Staples — 2.87%
J & J Snack Foods	504,981	66,374,703
Prestige Consumer Healthcare †	1,346,521	114,117,655
YETI Holdings †	781,946	27,868,555
		208,360,913
Credit Cyclicals — 2.18%
KB Home	719,108	43,865,588
La-Z-Boy	833,636	37,713,693
Taylor Morrison Home †	1,243,779	76,666,537
		158,245,818
Energy — 4.48%
Liberty Energy	2,508,579	43,323,159
Magnolia Oil & Gas Class A	2,920,494	68,368,765
Patterson-UTI Energy	6,972,647	57,942,697
Permian Resources	6,504,665	91,650,730
SM Energy	1,961,713	64,167,632
		325,452,983
Finance — 19.32%
Associated Banc-Corp	3,081,115	76,565,708
Baldwin Insurance Group †	1,898,666	78,111,119
City Holding	424,461	50,506,614
CNO Financial Group	1,949,473	81,273,529
Enterprise Financial Services	843,313	49,822,932
Essent Group	1,288,065	74,218,305
First Bancorp	971,280	40,754,909
First Financial Bancorp	1,994,110	54,658,555
First Interstate BancSystem Class A	1,736,582	53,313,068
Hamilton Lane Class A	252,643	39,493,154
Independent Bank	789,047	54,097,062
NMI Holdings †	1,741,055	63,444,044
Old National Bancorp	4,610,095	109,489,756
Pacific Premier Bancorp	1,892,144	45,203,320
Perella Weinberg Partners	897,899	20,750,446
PJT Partners Class A	137,273	21,862,098
Renasant	1,638,040	59,297,048
Selective Insurance Group	851,450	73,263,015
2    NQ- 480 [0225] 0425 (4371902)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Finance (continued)
SouthState	1,281,412	$ 129,166,330
United Community Banks	1,875,526	60,448,203
Valley National Bancorp	5,091,986	50,105,142
WesBanco	1,387,736	48,667,902
WSFS Financial	1,246,488	67,671,834
		1,402,184,093
Healthcare — 17.36%
Agios Pharmaceuticals †	1,472,950	52,348,643
Amicus Therapeutics †	4,793,631	45,491,558
Ardelyx †	8,871,919	47,553,486
Artivion <<, †	2,257,432	57,361,347
AtriCure †	1,946,161	75,394,277
Axsome Therapeutics †	579,637	73,926,903
Azenta †	743,943	32,450,794
Blueprint Medicines †	908,168	87,701,784
CONMED	735,839	43,539,594
Halozyme Therapeutics †	1,738,500	102,832,275
Insmed †	1,408,711	114,880,382
Iovance Biotherapeutics †	3,910,440	16,560,713
Lantheus Holdings †	684,006	64,173,443
Ligand Pharmaceuticals †	655,863	80,166,135
Merit Medical Systems †	845,760	86,301,350
NeoGenomics †	3,718,512	37,147,935
OmniAb †	3,637,362	12,658,020
OmniAb 12.5 =, †	221,566	0
OmniAb 15 =, †	221,566	0
Omnicell †	912,273	34,721,110
Supernus Pharmaceuticals †	1,995,690	63,981,821
TransMedics Group †	742,558	56,672,027
Travere Therapeutics †	3,451,935	73,871,409
		1,259,735,006
Media — 0.92%
IMAX †	2,602,642	66,627,635
		66,627,635
Real Estate Investment Trusts — 7.36%
Armada Hoffler Properties	2,903,046	26,649,962
Cushman & Wakefield †	4,883,595	58,065,945
DiamondRock Hospitality	4,917,425	40,470,408
Essential Properties Realty Trust	1,644,679	53,813,897
Four Corners Property Trust	2,117,520	60,878,700
NQ- 480 [0225] 0425 (4371902)    3

Schedule of investments
Macquarie Small Cap Core Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate Investment Trusts (continued)
Independence Realty Trust	3,591,868	$ 78,302,722
Kite Realty Group Trust	3,338,229	76,545,591
LXP Industrial Trust	4,700,108	42,112,968
Phillips Edison & Co.	1,044,285	38,847,402
Terreno Realty	863,061	58,532,797
		534,220,392
Technology — 12.95%
Box Class A †	1,119,593	36,610,691
Clearwater Analytics Holdings Class A †	1,649,535	51,300,539
ExlService Holdings †	2,216,095	107,369,803
Ichor Holdings †	2,075,930	60,803,990
Progress Software	859,246	46,949,201
Q2 Holdings †	1,125,981	98,376,960
Rapid7 †	1,632,770	47,497,279
Rubrik Class A †	183,537	11,951,929
Semtech †	2,084,698	79,614,617
Silicon Laboratories †	679,458	95,327,957
SPS Commerce †	462,592	61,617,254
Varonis Systems †	1,797,059	77,219,625
Verint Systems †	1,764,066	39,814,970
WNS Holdings †	878,160	49,940,959
Workiva †	598,505	52,381,158
Yelp †	671,819	23,050,110
		939,827,042
Transportation — 2.18%
ArcBest	258,638	20,372,915
Hub Group Class A	743,130	30,542,643
International Seaways	261,799	8,725,761
RXO †	967,254	19,799,689
Scorpio Tankers	287,497	11,456,755
Sun Country Airlines Holdings †	2,022,723	32,586,068
Teekay Tankers Class A	124,318	4,691,761
Werner Enterprises	928,033	30,216,755
		158,392,347
Utilities — 2.25%
Black Hills	961,080	58,798,874
Northwestern Energy Group	996,238	55,719,591
4    NQ- 480 [0225] 0425 (4371902)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities (continued)
Spire	637,568	$ 49,003,477
		163,521,942
Total Common Stocks (cost $5,539,292,609)		7,193,230,700

Short-Term Investments — 0.92%
Money Market Mutual Funds — 0.92%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.25%)	16,586,729	16,586,729
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.24%)	16,586,729	16,586,729
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.33%)	16,586,728	16,586,728
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.29%)	16,586,728	16,586,728
Total Short-Term Investments (cost $66,346,914)		66,346,914
Total Value of Securities—100.02% (cost $5,605,639,523)		7,259,577,614

Liabilities Net of Receivables and Other Assets—(0.02%)		(1,291,930)
Net Assets Applicable to 244,019,768 Shares Outstanding—100.00%		$7,258,285,684
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
<<	Affiliated company.
NQ- 480 [0225] 0425 (4371902)    5